Principles underlying preparation of consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Provisional Impact of IFRS 9 Adoption

In summary, the provisional impact of IFRS 9 adoption as of December 31, 2017 is expected to be, as follows:

	Ajustments	Amount
Assets
Cash and cash equivalents	b	(130)
Trade and other receivables	b	(38)
Loans issued	b	(93)
Debt instruments	b	(5)
Deferred tax assets	d	75
Total assets		(191)
Liabililies
Other current liabilities	b	(111)
Total Liabililies		(111)

Net impact on equity, Including		(302)

Retained earnings	b	(302)